COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
19.	COMMITMENTS

(a)	Lease commitments

The Group has entered into certain leasing arrangements relating to the lease of office premises. Rental expenses under operating leases for the years ended December 31, 2009, 2010 and 2011 were US$1,418, US$1,929 and US$3,094, respectively. The Group recognizes rent expenses under such arrangements on a straight-line basis over the term of the lease.

As of December 31, 2011, the Group was obligated under operating leases, which relate to office premises, requiring minimum lease payments as follows:

Years ended December 31,
2012	3,297
2013	2,732
2014	2,497
2015	2,296
Thereafter	1,148

11,970

(b)	Purchase commitments

The Group entered into agreements with certain television stations to purchase advertising time. As of December 31, 2011, under these agreements, the Group is contractually obligated to make total minimum payments of US$114,632 for the years ending December 31, 2012 and 2013.